Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment
Schedule of depreciation using straight-line method over their estimated useful lives

–Leasehold improvement	Over the shorter of the useful lives of the assets or lease terms of the associated properties
–Machinery	3–5 years
–Motor vehicles	1–6 years
–Office equipment and electronic equipment	3–5 years

Schedule of estimated useful lives for the current and comparative periods

–Software	5–10 years
–Patent	8 years